GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Amortization Expense of Intangible Assets) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense, other intangible assets, excluding software	$ 509	$ 399	$ 92
Amortization expense, software, included in 'Cost of sales'	$ 87	$ 76	$ 48